Goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Goodwill [Abstract]
Disclosure of reconciliation of changes in intangible assets and goodwill

	2024	2023
	$m	$m
Cost
At 1 January	239.2	220.4
Additions during the year	12.9	18.8
Cost at 31 December	252.1	239.2
Impairment losses at 1 January	(75.6)	(64.9)
Impairment of Volatility Performance Fund S.A.	—	(10.7)
Net book value at 31 December	176.5	163.6
For the purpose of impairment testing, goodwill has been allocated to the CGUs which represent the level at which goodwill is monitored and managed:

	2024	2023
	$m	$m
Group goodwill by CGU:
Energy	86.3	83.7
CSC Commodities UK Limited	20.6	20.6
Agriculture	11.4	11.4
Volatility Performance Fund S.A.	—	—
Rosenthal Collins Group	10.5	10.5
Volcap Trading Partners Limited	7.8	7.8
X-Change Financial Access LLC	6.1	6.1
Recycled Metals	4.6	4.6
ProTrader	3.3	3.3
Marex Spectron Europe Limited	2.0	2.0
Arfinco S.A.	0.5	0.5
OTCex	13.0	12.5
Cowen's Prime Services and Outsourced Trading Business[1]	5.5	0.6
Dropet	1.8	—
I.L.S. Brokers Limited	3.1	—
As at 31 December	176.5	163.6
1 There has been an increase in the Cowen goodwill due to the recognition of deferred tax on the customer list intangible recorded as a part of the finalisation of the purchase price agreement and the finalisation of the provisional accounting during 2024.
The following inputs represent key assumptions for each CGU in 2024:

CGU	Pre-tax valuation discount rate	Breakeven discount rate	Valuation revenue growth rate	Breakeven revenue growth rate	Breakeven terminal value growth rate	Valuation cost growth rate	Breakeven cost growth rate

Energy	12.3%	20.8%	1.2%	(4.8%)	(19.4%)	2.0%	12.2%
CSC Commodities UK Limited	12.3%	27.2%	2.4%	(5.2%)	(49.2%)	3.2%	13.7%
Agriculture	12.7%	40.7%	1.2%	(10.9%)	n.m.[1]	2.0%	20.1%
Volatility Performance Fund S.A.	—%	—%	—%	—%	—%	—%	—%
Rosenthal Collins Group	11.6%	17.9%	2.4%	(0.9%)	(9.4%)	3.2%	7.8%
Volcap Trading Partners Limited	11.3%	12.4%	2.4%	1.4%	0.4%	3.2%	5.1%
X-Change Financial Access LLC	11.6%	15.2%	2.4%	0.7%	(3.8%)	3.2%	5.6%
Recycled Metals	10.3%	40.6%	2.8%	(13.9%)	n.m.[1]	3.2%	28.4%
ProTrader	12.3%	59.0%	2.4%	(2.2%)	n.m.[1]	3.2%	8.5%
Marex Spectron Europe Limited	9.8%	41.2%	1.2%	(7.1%)	n.m.[1]	2.0%	16.3%
Arfinco S.A.	10.9%	11.7%	2.4%	1.8%	0.9%	3.2%	4.3%
OTCex	10.7%	26.7%	2.8%	(3.1%)	(53.1%)	3.2%	10.8%
Cowen's Prime Services and Outsourced Trading Business	11.9%	12.9%	2.8%	2.5%	0.6%	3.2%	3.9%
1  n.m.not meaningful
•This table does not include Dropet and ILS because these businesses were acquired after the annual impairment test. The associated goodwill was reviewed for indicators of impairment as at 31 December 2024.
The following inputs represent key assumptions for each CGU in 2023:

CGU	Pre-tax valuation discount rate	Breakeven discount rate	Valuation revenue growth rate	Breakeven revenue growth rate	Breakeven terminal value growth rate	Valuation cost growth rate	Breakeven cost growth rate

Energy	12.9%	35.5%	0.8%	(8.9%)	(52.3%)	3.2%	17.3%
CSC Commodities UK Limited	12.9%	16.7%	3.2%	1.0%	(2.1%)	3.2%	15.2%
Agriculture	12.9%	43.2%	2.4%	(10.2%)	(157.2%)	3.2%	22.2%
Volatility Performance Fund S.A.	9.7%	4.9%	3.2%	8.7%	5.8%	3.2%	(7.1%)
Rosenthal Collins Group	11.1%	150.8%	1.2%	0.2%	n.m.[1]	3.2%	n.m.[1]
Volcap Trading Partners Limited	12.9%	42.2%	3.2%	(11.6%)	(132.3%)	3.2%	27.5%
X-Change Financial Access LLC	11.0%	17.6%	2.0%	(0.5%)	(4.9%)	3.2%	10.3%
Recycled Metals	12.9%	14.1%	3.2%	3.4%	0.7%	3.2%	5.2%
ProTrader	13.0%	345.5%	1.8%	(3.1%)	n.m.[1]	3.2%	17.9%
Marex Spectron Europe Limited	9.0%	19.8%	3.2%	2.5%	(15.5%)	3.2%	15.2%
Arfinco S.A.	9.7%	12.0%	2.4%	1.3%	(0.1%)	3.2%	5.4%
OTCex SA Group	10.3%	11.4%	3.2%	3.1%	1.0%	2.2%	2.6%
Cowen's Prime Services and Outsourced Trading Business	10.5%	19.8%	3.3%	0.9%	(11.0%)	1.1%	5.4%
1.1  n.m.not meaningful

	Customer Relationships[1]		Brands		Software		Total
	$m		$m		$m		$m
Cost
At 1 January 2023	17.5		0.3		26.3		44.1
Additions on acquisitions	32.1		1.8		0.2		34.1
Additions	—		—		3.1		3.1
Disposals	—		—		(0.1)		(0.1)
At 31 December 2023	49.6		2.1		29.5		81.2
Additions on acquisitions	3.1		0.3		—		3.4
Additions	—		—		8.2		8.2
Disposals	(0.3)		—		—		(0.3)
At 31 December 2024	52.4		2.4		37.7		92.5

Impairment provisions and amortisation
At 1 January 2023	3.3		0.1		15.1		18.5
Charge for the year	2.1		—		4.6		6.7
Disposals	—		—		—		—
At 31 December 2023	5.4	5.4	0.1	0.1	19.7	19.7	25.2
Charge for the year	5.2		0.3		5.3		10.8
Disposals	—		—		—		—
At 31 December 2024	10.6		0.4		25.0		36.0

Net book value
At 31 December 2024	41.8		2.0		12.7		56.5

At 31 December 2023	44.2		2.0		9.8		56.0
1.Customer relationships, with a net book value of $41.8m (2023: $44.2m), mainly relate to the acquisitions of RCG $1.6m (2023: $2.0m), Volcap $3.7m (2023: $4.2m), XFA
$3.0m (2023: $3.5m), Eagle Commodities $4.3m (2023: $5.2m), Cowen's Prime Service and Outsourced Trading Business $21.5m (2023: $24.4m) and GMN $2.2m (2023:
$2.6m). The remaining amortisation periods are 3.25 years for RCG, 5.75 years for Volcap, 5 years for XFA, 7.4 years for Eagle Commodities, 8 years for Cowen's Prime
Service and Outsourced Trading Business and 7.4 years for GMN.
The following inputs represent key assumptions used to determine the value in use:

	Pre-tax valuation discount rate	Breakeven discount rate	Valuation revenue growth rate	Breakeven revenue growth rate	Breakeven attrition rate	Valuation cost growth rate	Breakeven cost growth rate
Customer Relationships	17.0%	80.0%	2.4%	(10.9%)	27.4%	2.6%	20.6%